Organization and Operations - Composition of the group (Details)		12 Months Ended
	Feb. 09, 2017	Dec. 31, 2017 employee item m³	Dec. 31, 2016 employee	Dec. 31, 2015 employee
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
Number of owned LNG carriers operating in the Cool Pool | item		5
Average number of employees employed | employee		184	173	158
Series A Cumulative Redeemable Perpetual Preference Shares
Organization and Operations
Interest rate on Cumulative Redeemable Perpetual Preference Shares (in percent)		8.75%
The Cool Pool Limited / Joint venture
Organization and Operations
Ownership interest in joint venture (in percent)		33.33%	33.33%
Number of LNG carriers operating in the Cool Pool | item		19
Dynagas - Cool Pool participant
Organization and Operations
Number of owned LNG carriers operating in the Cool Pool | item		3
Golar - Cool Pool participant
Organization and Operations
Number of owned LNG carriers operating in the Cool Pool | item		11
Egypt LNG Shipping Ltd / Associate
Organization and Operations
Ownership interest in associate (in percent)		25.00%	25.00%
LNG Cargo capacity (in cbm) per vessel		145,000
Gastrade
Organization and Operations
Ownership interest in associate (in percent)	20.00%	20.00%
GAS-one Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-two Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-six Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-nine Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-ten Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-twelve Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-fourteen Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-fifteen Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		153,600
GAS-eighteen Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-twenty two Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twenty three Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twenty four Ltd.
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twenty five Ltd.
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twenty six Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		170,000
GAS-twenty seven Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		170,000
GAS-twenty eight Ltd.
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		180,000
GAS-twenty nine Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		180,000
25.9% interest subsidiaries
Organization and Operations
GasLog's ownership interest in GasLog Partners (in percent)		25.90%
GAS-three Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-four Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-five Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-seven Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-eight Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-eleven Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-thirteen Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-sixteen Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-seventeen Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-nineteen Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-twenty Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-twenty one Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel		145,000